Share-based payments - Summary of RSUs Granted (Details) - Long-term Incentive Plan - RSU - shares	1 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2023
Employees
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning of year (in shares)		0
Granted during the period (in shares)		176,952
Forfeited during the period (in shares)		0
Vested and issued during the period (in shares)		0
End of year (in shares)		176,952
Vested and exercisable (in shares)		0
Eligible directors
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning of year (in shares)		0
Granted during the period (in shares)		952,812
Forfeited during the period (in shares)		0
Vested and issued during the period (in shares)		(666,968)
End of year (in shares)	285,844
Vested and exercisable (in shares)		0